Fair Value Measurements (Details) - Schedule of Fair Value of the Level 3 Note Payable	6 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Fair Value of the Level 3 Note Payable [Abstract]
Fair value as of beginning balance
Initial value	550,000
Discount on promissory note, net of amortization	(239,511)
Fair value as of ending balance	$ 310,489